STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
STOCK OPTIONS
Stock option activity
	Number of Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value of In-the-Money Options (in thousands)
Options outstanding as of September 30, 2022	1,500,000	$0.49	7.8 years	$-
Options exercisable as of September 30, 2022	1,227,136	$0.49	7.8 years	$-

	Number of Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value of In-the-Money Options (in thousands)
Options outstanding as of January 1, 2021	1,800,000	$0.49
Options granted	25,000	$0.48
Options forfeited	(167,614)	$0.49
Options expired	(157,386)	$0.49
Options outstanding as of December 31, 2021	1,500,000	$0.49	8.5 years	$135
Options exercisable as of December 31, 2021	954,273	$0.49	8.5 years	$86

Stock options vested, unvested and granted
	December 31,	December 31,
	2021	2020
Expected term (years)	10 years	10 years
Volatility	153.12%	153.12%
Risk-free interest rate	0.98%	0.98%
Dividend yield	0.00%	0.00%